Schedule of Investments (unaudited) April 30, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Howmet Aerospace Inc.(a)	57,171	$1,827,185
L3Harris Technologies Inc.	19,057	3,987,296
Mercury Systems Inc.(a)	15,694	1,180,817
Raytheon Technologies Corp.	63,897	5,318,786

		12,314,084

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	22,420	2,463,061
FedEx Corp.	3,363	976,313
United Parcel Service Inc., Class B	26,904	5,484,649

		8,924,023

Airlines — 0.4%
American Airlines Group Inc.(a)	32,509	706,095
Delta Air Lines Inc.(a)	14,573	683,765
Southwest Airlines Co.	49,324	3,096,561
United Airlines Holdings Inc.(a)	10,089	548,842

		5,035,263

Auto Components — 0.5%
Aptiv PLC(a)	35,872	5,161,622
BorgWarner Inc.	26,904	1,306,996
Lear Corp.	3,363	618,254

		7,086,872

Automobiles — 1.6%
General Motors Co.	26,904	1,539,447
Tesla Inc.(a)	28,025	19,882,056

		21,421,503

Banks — 4.0%
Bank of America Corp.	270,161	10,949,625
Citigroup Inc.	71,744	5,111,043
Citizens Financial Group Inc.	14,573	674,439
Fifth Third Bancorp	25,783	1,045,243
First Republic Bank/CA	4,484	821,648
Huntington Bancshares Inc./OH	34,751	532,385
JPMorgan Chase & Co.	103,132	15,862,733
KeyCorp.	32,509	707,396
M&T Bank Corp.	4,484	707,082
PNC Financial Services Group Inc. (The)	13,452	2,514,851
Regions Financial Corp.	28,025	610,945
Signature Bank/New York NY	2,242	563,885
SVB Financial Group(a)	2,242	1,282,043
Truist Financial Corp.	47,082	2,792,434
U.S. Bancorp	48,203	2,860,848
Wells Fargo & Co.	137,883	6,211,629

		53,248,229

Beverages — 1.7%
Coca-Cola Co. (The)	206,264	11,134,131
Constellation Brands Inc., Class A	6,726	1,616,392
Molson Coors Beverage Co., Class B	41,477	2,279,161
PepsiCo Inc.	52,687	7,595,358

		22,625,042

Biotechnology — 2.0%
AbbVie Inc.	54,929	6,124,584
Alexion Pharmaceuticals Inc.(a)	4,484	756,361
Alnylam Pharmaceuticals Inc.(a)	4,484	630,630
Amgen Inc.	11,210	2,686,364
Biogen Inc.(a)	5,605	1,498,385
Gilead Sciences Inc.	78,470	4,980,491
Global Blood Therapeutics Inc.(a)	17,936	731,430

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	29,146	$2,488,485
Moderna Inc.(a)	13,452	2,405,487
Regeneron Pharmaceuticals Inc.(a)	1,121	539,537
Seagen Inc.(a)	5,605	805,775
Vertex Pharmaceuticals Inc.(a)	12,331	2,690,624

		26,338,153

Building Products — 1.3%
A O Smith Corp.	66,139	4,480,917
Carrier Global Corp.	24,662	1,074,770
Johnson Controls International PLC	137,883	8,595,626
Masco Corp.	8,968	572,876
Owens Corning	7,847	759,668
Trane Technologies PLC	12,331	2,143,498

		17,627,355

Capital Markets — 2.6%
Ameriprise Financial Inc.	4,484	1,158,666
Bank of New York Mellon Corp. (The)	17,936	894,648
BlackRock Inc.(b)	5,605	4,592,176
Charles Schwab Corp. (The)	48,203	3,393,491
CME Group Inc.	12,331	2,490,739
Goldman Sachs Group Inc. (The)	11,210	3,906,124
Intercontinental Exchange Inc.	14,573	1,715,388
KKR & Co. Inc.	13,452	761,114
MarketAxess Holdings Inc.	2,242	1,095,127
Moody’s Corp.	5,605	1,831,210
Morgan Stanley	48,203	3,979,158
MSCI Inc.	3,363	1,633,645
Northern Trust Corp.	5,605	637,849
S&P Global Inc.	10,089	3,938,645
State Street Corp.	12,331	1,035,187
T Rowe Price Group Inc.	7,847	1,406,182

		34,469,349

Chemicals — 1.7%
Albemarle Corp.	3,363	565,556
Dow Inc.	36,993	2,312,063
DuPont de Nemours Inc.	76,228	5,877,941
Element Solutions Inc.	115,463	2,526,330
FMC Corp.	47,082	5,566,976
Linde PLC	2,242	640,853
PPG Industries Inc.	13,452	2,303,520
Sherwin-Williams Co. (The)	12,331	3,377,091

		23,170,330

Commercial Services & Supplies — 0.3%
Cintas Corp.	3,363	1,160,706
MSA Safety Inc.	16,815	2,703,179

		3,863,885

Communications Equipment — 0.8%
Arista Networks Inc.(a)	4,484	1,413,222
Cisco Systems Inc.	125,552	6,391,852
CommScope Holding Co. Inc.(a)	43,719	719,178
Juniper Networks Inc.	63,897	1,622,345
Ubiquiti Inc.	2,242	639,710

		10,786,307

Construction Materials — 0.4%
Martin Marietta Materials Inc.	7,847	2,770,933
Vulcan Materials Co.	12,331	2,197,877

		4,968,810

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.8%
Ally Financial Inc.	12,331	$634,430
American Express Co.	28,025	4,297,634
Capital One Financial Corp.	15,694	2,339,661
Discover Financial Services	13,452	1,533,528
LendingTree Inc.(a)	2,242	462,951
Synchrony Financial	26,904	1,176,781

		10,444,985

Containers & Packaging — 0.3%
Amcor PLC	276,887	3,253,422
Ball Corp.	7,847	734,793
Westrock Co.	11,210	624,958

		4,613,173

Distributors — 0.8%
Genuine Parts Co.	51,566	6,444,203
Pool Corp.	8,968	3,789,159

		10,233,362

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	62,776	17,260,261

Diversified Telecommunication Services — 1.0%
AT&T Inc.	258,951	8,133,651
Verizon Communications Inc.	104,253	6,024,781

		14,158,432

Electric Utilities — 1.5%
Avangrid Inc.	24,662	1,255,296
Edison International	58,292	3,465,459
Eversource Energy	70,623	6,089,115
Exelon Corp.	34,751	1,561,710
NextEra Energy Inc.	107,616	8,341,316

		20,712,896

Electrical Equipment — 0.3%
Acuity Brands Inc.	11,210	2,079,679
Rockwell Automation Inc.	3,363	888,706
Vertiv Holdings Co.	57,171	1,297,782

		4,266,167

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	30,267	2,038,180
Arrow Electronics Inc.(a)	11,210	1,278,725
Avnet Inc.	22,420	984,686
Zebra Technologies Corp., Class A(a)	1,121	546,756

		4,848,347

Energy Equipment & Services — 0.3%
Baker Hughes Co.	81,833	1,643,207
Schlumberger Ltd.	72,865	1,970,998

		3,614,205

Entertainment — 1.7%
Activision Blizzard Inc.	24,662	2,248,928
Netflix Inc.(a)	13,452	6,907,198
Roku Inc.(a)	3,363	1,153,408
Spotify Technology SA(a)	5,605	1,413,133
Walt Disney Co. (The)(a)	61,655	11,469,063

		23,191,730

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Homes 4 Rent, Class A	42,598	1,577,830
Apartment Income REIT Corp.	14,573	657,971
Boston Properties Inc.	28,025	3,064,534
Brixmor Property Group Inc.	54,929	1,227,114
CyrusOne Inc.	7,847	571,497

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust Inc., Class A	54,929	$625,641
Equinix Inc.	3,363	2,423,916
Equity Residential	41,477	3,078,838
Essex Property Trust Inc.	15,694	4,559,421
Extra Space Storage Inc.	6,726	1,000,089
Federal Realty Investment Trust	17,936	2,023,898
Hudson Pacific Properties Inc.	52,687	1,481,032
Kilroy Realty Corp.	34,751	2,381,834
Kimco Realty Corp.	35,872	753,312
Mid-America Apartment Communities Inc.	8,968	1,410,935
Prologis Inc.	11,210	1,306,301
Regency Centers Corp.	30,267	1,926,797
Simon Property Group Inc.	16,815	2,047,058
Sun Communities Inc.	7,847	1,309,115
UDR Inc.	97,527	4,530,129
Ventas Inc.	15,694	870,389

		38,827,651

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	2,242	834,226
Kroger Co. (The)	40,356	1,474,608
Walgreens Boots Alliance Inc.	47,082	2,500,054
Walmart Inc.	63,897	8,939,830

		13,748,718

Food Products — 0.9%
Campbell Soup Co.	22,420	1,070,555
General Mills Inc.	21,299	1,296,257
Hain Celestial Group Inc. (The)(a)	65,018	2,666,388
Kellogg Co.	8,968	559,783
Kraft Heinz Co. (The)	76,228	3,147,454
Post Holdings Inc.(a)	16,815	1,913,211
TreeHouse Foods Inc.(a)	33,630	1,600,788

		12,254,436

Gas Utilities — 0.5%
UGI Corp.	150,214	6,565,854

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	71,744	8,615,020
Align Technology Inc.(a)	1,121	667,589
Becton Dickinson and Co.	14,573	3,625,908
Boston Scientific Corp.(a)	28,025	1,221,890
Danaher Corp.	3,363	854,000
DENTSPLY SIRONA Inc.	34,751	2,346,040
Edwards Lifesciences Corp.(a)	45,961	4,390,195
Hill-Rom Holdings Inc.	14,573	1,606,236
Hologic Inc.(a)	14,573	955,260
ICU Medical Inc.(a)	12,331	2,568,177
IDEXX Laboratories Inc.(a)	3,363	1,846,253
Medtronic PLC	124,431	16,290,507
ResMed Inc.	3,363	632,143
STERIS PLC	6,726	1,419,321
Stryker Corp.	15,694	4,121,715
West Pharmaceutical Services Inc.	12,331	4,050,980

		55,211,234

Health Care Providers & Services — 2.0%
Anthem Inc.	5,605	2,126,481
Cigna Corp.	6,726	1,674,841
CVS Health Corp.	91,922	7,022,841
Encompass Health Corp.	6,726	570,768
HCA Healthcare Inc.	6,726	1,352,330

2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Humana Inc.	2,242	$998,228
Quest Diagnostics Inc.	10,089	1,330,537
UnitedHealth Group Inc.	29,146	11,623,425

		26,699,451

Health Care Technology — 0.3%
Cerner Corp.	24,662	1,850,883
Veeva Systems Inc., Class A(a)	7,847	2,216,385

		4,067,268

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings Inc.(a)	4,484	11,057,903
Darden Restaurants Inc.	5,605	822,366
McDonald’s Corp.	36,993	8,733,307
Royal Caribbean Cruises Ltd.	6,726	584,826
Starbucks Corp.	31,388	3,593,612
Travel + Leisure Co.	12,331	795,719
Yum China Holdings Inc.	40,356	2,539,199
Yum! Brands Inc.	45,961	5,493,259

		33,620,191

Household Durables — 0.6%
Leggett & Platt Inc.	76,228	3,786,245
Newell Brands Inc.	107,616	2,901,327
Whirlpool Corp.	6,726	1,590,363

		8,277,935

Household Products — 1.2%
Church & Dwight Co. Inc.	16,815	1,441,718
Clorox Co. (The)	12,331	2,250,407
Colgate-Palmolive Co.	38,114	3,075,800
Procter & Gamble Co. (The)	70,623	9,422,521

		16,190,446

Industrial Conglomerates — 1.4%
3M Co.	17,936	3,535,903
General Electric Co.	338,542	4,441,671
Honeywell International Inc.	48,203	10,751,197

		18,728,771

Insurance — 1.6%
Aflac Inc.	22,420	1,204,627
Allstate Corp. (The)	5,605	710,714
American International Group Inc.	29,146	1,412,124
Aon PLC, Class A	8,968	2,254,914
Arch Capital Group Ltd.(a)	16,815	667,724
Arthur J Gallagher & Co.	4,484	649,956
Cincinnati Financial Corp.	5,605	631,571
Hartford Financial Services Group Inc. (The)	14,573	961,235
Lincoln National Corp.	12,331	790,787
Marsh & McLennan Companies Inc.	20,178	2,738,154
MetLife Inc.	30,267	1,925,889
Principal Financial Group Inc.	16,815	1,073,974
Progressive Corp. (The)	20,178	2,032,732
Prudential Financial Inc.	16,815	1,687,553
Travelers Companies Inc. (The)	7,847	1,213,617
Willis Towers Watson PLC	5,605	1,450,910

		21,406,481

Interactive Media & Services — 6.6%
Alphabet Inc., Class A(a)	12,331	29,021,009
Alphabet Inc., Class C, NVS(a)	11,210	27,017,445
Facebook Inc., Class A(a)	87,438	28,424,345
IAC/InterActiveCorp.(a)	5,605	1,420,699
Pinterest Inc., Class A(a)	7,847	520,805

Security	Shares	Value

Interactive Media & Services (continued)
TripAdvisor Inc.(a)	20,178	$950,989
Twitter Inc.(a)	15,694	866,623

		88,221,915

Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.(a)	13,452	46,643,734
Etsy Inc.(a)	6,726	1,337,062
Qurate Retail Inc., Series A	87,438	1,040,512

		49,021,308

IT Services — 4.9%
Accenture PLC, Class A	32,509	9,426,635
Broadridge Financial Solutions Inc.	15,694	2,489,539
Fidelity National Information Services Inc.	12,331	1,885,410
Fiserv Inc.(a)	8,968	1,077,236
Global Payments Inc.	6,726	1,443,601
International Business Machines Corp.	48,203	6,839,042
Mastercard Inc., Class A	30,267	11,563,810
Paychex Inc.	6,726	655,718
PayPal Holdings Inc.(a)	42,598	11,173,030
Square Inc., Class A(a)	15,694	3,842,205
StoneCo Ltd., Class A(a)	12,331	797,076
Twilio Inc., Class A(a)	3,363	1,236,911
Visa Inc., Class A	54,929	12,829,217

		65,259,430

Leisure Products — 0.1%
Peloton Interactive Inc., Class A(a)	10,089	992,253

Life Sciences Tools & Services — 1.5%
Illumina Inc.(a)	10,089	3,963,363
IQVIA Holdings Inc.(a)	33,630	7,892,625
PerkinElmer Inc.	8,968	1,162,522
Thermo Fisher Scientific Inc.	12,331	5,798,406
Waters Corp.(a)	5,605	1,680,771

		20,497,687

Machinery — 2.2%
Caterpillar Inc.	22,420	5,114,226
Cummins Inc.	5,605	1,412,684
Deere & Co.	10,089	3,741,506
Dover Corp.	70,623	10,536,245
Ingersoll Rand Inc.(a)	32,509	1,606,270
Middleby Corp. (The)(a)	3,363	609,779
PACCAR Inc.	12,331	1,108,310
Pentair PLC	47,082	3,037,260
Trinity Industries Inc.	36,993	1,022,487
Xylem Inc./NY	10,089	1,116,348

		29,305,115

Media — 1.3%
Charter Communications Inc., Class A(a)	8,968	6,039,500
Comcast Corp., Class A	181,602	10,196,952
ViacomCBS Inc., Class B, NVS	19,057	781,718

		17,018,170

Metals & Mining — 0.5%
Royal Gold Inc.	30,267	3,385,667
Steel Dynamics Inc.	67,260	3,646,837

		7,032,504

Multi-Utilities — 0.1%
Consolidated Edison Inc.	16,815	1,301,649

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	4,484	515,211

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Nordstrom Inc.	23,541	$863,484
Target Corp.	21,299	4,414,431

		5,793,126

Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy Inc.(a)	49,324	3,823,596
Chevron Corp.	47,082	4,852,742
ConocoPhillips	35,872	1,834,494
Devon Energy Corp.	33,630	786,269
Diamondback Energy Inc.	22,420	1,832,387
EOG Resources Inc.	10,089	742,954
EQT Corp.(a)	52,687	1,006,322
Exxon Mobil Corp.	41,477	2,374,143
Kinder Morgan Inc.	564,984	9,632,977
Marathon Petroleum Corp.	11,210	623,837
Valero Energy Corp.	7,847	580,364
Williams Companies Inc. (The)	135,641	3,304,215

		31,394,300

Personal Products — 0.4%
Coty Inc., Class A(a)	87,438	875,254
Estee Lauder Companies Inc. (The), Class A	13,452	4,221,238

		5,096,492

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	113,221	7,067,255
Catalent Inc.(a)	10,089	1,134,710
Elanco Animal Health Inc.(a)	33,630	1,066,407
Eli Lilly & Co.	41,477	7,580,751
Johnson & Johnson	80,712	13,134,264
Merck & Co. Inc.	77,349	5,762,501
Nektar Therapeutics(a)	62,776	1,231,037
Perrigo Co. PLC	41,477	1,726,688
Pfizer Inc.	151,335	5,849,098
Viatris Inc.(a)	42,598	566,553

		45,119,264

Professional Services — 0.5%
CoStar Group Inc.(a)	1,121	957,816
Equifax Inc.	3,363	770,900
IHS Markit Ltd.	6,726	723,583
Leidos Holdings Inc.	22,420	2,270,698
TransUnion	5,605	586,227
Verisk Analytics Inc.	5,605	1,054,861

		6,364,085

Road & Rail — 1.2%
CSX Corp.	51,566	5,195,274
JB Hunt Transport Services Inc.	4,484	765,464
Kansas City Southern	2,242	655,135
Knight-Swift Transportation Holdings Inc.	75,107	3,539,042
Uber Technologies Inc.(a)	31,388	1,719,121
Union Pacific Corp.	20,178	4,481,332

		16,355,368

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.(a)	58,292	4,757,793
Analog Devices Inc.	22,420	3,433,847
Applied Materials Inc.	31,388	4,165,501
Broadcom Inc.	17,936	8,182,403
Intel Corp.	124,431	7,158,515
Marvell Technology Inc.	48,146	2,176,681
Maxim Integrated Products Inc.	60,534	5,690,196
Microchip Technology Inc.	22,420	3,369,502

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments Inc.	6,726	$1,204,694
Monolithic Power Systems Inc.	2,242	810,214
NVIDIA Corp.	22,420	13,460,520
QUALCOMM Inc.	30,267	4,201,060
Skyworks Solutions Inc.	6,726	1,219,625
SolarEdge Technologies Inc.(a)	2,242	590,857
Texas Instruments Inc.	30,267	5,463,496
Universal Display Corp.	8,968	2,006,052
Xilinx Inc.	7,847	1,004,102

		68,895,058

Software — 9.9%
Adobe Inc.(a)	24,662	12,536,681
Atlassian Corp. PLC, Class A(a)	5,605	1,331,524
Autodesk Inc.(a)	5,605	1,636,156
Cadence Design Systems Inc.(a)	28,025	3,692,854
Citrix Systems Inc.	12,331	1,527,194
Crowdstrike Holdings Inc., Class A(a)	3,363	701,219
DocuSign Inc.(a)	4,484	999,663
Dolby Laboratories Inc., Class A	51,566	5,232,402
Fortinet Inc.(a)	4,484	915,767
Guidewire Software Inc.(a)	5,605	591,384
Intuit Inc.	29,146	12,012,815
Microsoft Corp.	251,104	63,323,407
NortonLifeLock Inc.	124,431	2,688,954
Oracle Corp.	42,598	3,228,502
Palo Alto Networks Inc.(a)	3,363	1,188,451
Proofpoint Inc.(a)	6,726	1,157,612
salesforce.com Inc.(a)	36,993	8,520,228
ServiceNow Inc.(a)	13,452	6,811,689
Workday Inc., Class A(a)	8,968	2,215,096
Zoom Video Communications Inc., Class A(a)	6,726	2,149,428

		132,461,026

Specialty Retail — 2.1%
AutoNation Inc.(a)	19,057	1,952,961
Best Buy Co. Inc.	12,331	1,433,725
Home Depot Inc. (The)	40,356	13,062,026
Lowe’s Companies Inc.	34,751	6,819,884
Ross Stores Inc.	10,089	1,321,054
TJX Companies Inc. (The)	32,509	2,308,139
Ulta Beauty Inc.(a)	2,242	738,403

		27,636,192

Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	516,781	67,936,030
Dell Technologies Inc., Class C(a)	22,420	2,204,559
Hewlett Packard Enterprise Co.	140,125	2,244,802
Pure Storage Inc., Class A(a)	107,616	2,175,996

		74,561,387

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	3,363	1,127,513
Nike Inc., Class B	34,751	4,608,678

		5,736,191

Water Utilities — 0.1%
American Water Works Co. Inc.	10,089	1,573,783

Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(a)	56,050	7,405,887

Total Common Stocks — 98.9%
(Cost: $1,300,366,887)		1,327,863,389

4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	13,210,000	$13,210,000

Total Short-Term Investments — 1.0%
(Cost: $13,210,000)		13,210,000

Total Investments in Securities — 99.9%
(Cost: $1,313,576,887)		1,341,073,389

Other Assets, Less Liabilities — 0.1%		1,230,915

Net Assets — 100.0%		$1,342,304,304

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Value at	Purchases		Proceeds	Net Realized	Change in Unrealized Appreciation	Value at	Shares Held at		Capital Gain Distributions from Underlying
Affiliated Issuer	04/06/21(a)	at Cost		from Sales	Gain (Loss)	(Depreciation)	04/30/21	04/30/21	Income	Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$13,210,000	(b)	$—	$—	$—	$13,210,000	13,210,000	$101	$—
BlackRock Inc.	—	4,495,215		(8,025)	208	104,778	4,592,176	5,605	—	—

					$208	$104,778	$17,802,176		$101	$—

(a)	The Fund commenced operations on April 06, 2021.
(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	63	06/18/21	$13,149	$163,731

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,327,863,389	$—	$—	$1,327,863,389
Money Market Funds	13,210,000	—	—	13,210,000

	$1,341,073,389	$—	$—	$1,341,073,389

Derivative financial instruments(a)
Assets
Futures Contracts	$163,731	$—	$—	$163,731

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                                  Non-Voting Shares

REIT                                 Real Estate Investment Trust

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